Baird Mid Cap Growth Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 97.4%	Shares	Value
Aerospace & Defense - 3.7%
BWX Technologies, Inc.	264,571	$26,099,929
HEICO Corp.	105,105	28,083,005
		54,182,934

Building Products - 4.7%
AAON, Inc.	228,085	17,820,281
Lennox International, Inc.	53,144	29,804,749
Trex Co., Inc. (a)	357,286	20,758,317
		68,383,347

Capital Markets - 6.5%
MarketAxess Holdings, Inc.	137,657	29,782,092
MSCI, Inc.	64,009	36,197,089
Raymond James Financial, Inc.	207,756	28,859,386
		94,838,567

Commercial Services & Supplies - 4.3%
Copart, Inc. (a)	552,425	31,261,731
Rollins, Inc.	585,065	31,611,062
		62,872,793

Consumer Staples Distribution & Retail - 4.6%
BJ's Wholesale Club Holdings, Inc. (a)	267,912	30,568,759
Casey's General Stores, Inc.	84,075	36,491,913
		67,060,672

Electrical Equipment - 0.8%
Vertiv Holdings Co. - Class A	169,945	12,270,029

Electronic Equipment, Instruments & Components - 3.9%
CDW Corp./DE	203,200	32,564,832
Zebra Technologies Corp. - Class A (a)	85,477	24,152,381
		56,717,213

Entertainment - 1.0%
Live Nation Entertainment, Inc. (a)	111,282	14,531,204

Financial Services - 3.5%
Equitable Holdings, Inc.	414,326	21,582,241
Shift4 Payments, Inc. - Class A (a)	355,928	29,082,877
		50,665,118

Food Products - 1.2%
Lamb Weston Holdings, Inc.	319,827	17,046,779

Health Care Equipment & Supplies - 9.5%
Dexcom, Inc. (a)	464,100	31,693,389
Insulet Corp. (a)	141,863	37,254,642
Penumbra, Inc. (a)	144,798	38,720,433
ResMed, Inc.	136,956	30,657,601
		138,326,065

Health Care Technology - 2.1%
Veeva Systems, Inc. - Class A (a)	133,407	30,901,063

Hotels, Restaurants & Leisure - 7.9%
Churchill Downs, Inc.	335,161	37,226,332
DraftKings, Inc. - Class A (a)	850,872	28,257,459
Dutch Bros, Inc. - Class A (a)	378,886	23,392,422
Texas Roadhouse, Inc.	160,483	26,741,282
		115,617,495

IT Services - 4.2%
EPAM Systems, Inc. (a)	139,322	23,523,126
Gartner, Inc. (a)	37,854	15,888,838
Globant SA (a)	185,237	21,806,100
		61,218,064

Life Sciences Tools & Services - 5.9%
Bio-Techne Corp.	295,599	17,330,969
Illumina, Inc. (a)	262,609	20,835,398
Repligen Corp. (a)	178,052	22,655,337
West Pharmaceutical Services, Inc.	110,800	24,805,904
		85,627,608

Machinery - 2.0%
Graco, Inc.	342,390	28,592,989

Oil, Gas & Consumable Fuels - 2.1%
Diamondback Energy, Inc.	188,354	30,114,038

Personal Care Products - 1.6%
BellRing Brands, Inc. (a)	317,505	23,641,422

Professional Services - 5.2%
Broadridge Financial Solutions, Inc.	173,758	42,129,365
Equifax, Inc.	135,467	32,994,342
		75,123,707

Real Estate Management & Development - 2.3%
CoStar Group, Inc. (a)	422,610	33,483,390

Semiconductors & Semiconductor Equipment - 2.4%
Microchip Technology, Inc.	292,182	14,144,531
Monolithic Power Systems, Inc.	35,751	20,734,865
		34,879,396

Software - 10.6%
Datadog, Inc. - Class A (a)	220,506	21,876,400
Descartes Systems Group, Inc. (a)	202,455	20,413,538
HubSpot, Inc. (a)	46,178	26,381,030
Manhattan Associates, Inc. (a)	124,776	21,591,239
PTC, Inc. (a)	183,966	28,505,532
Tyler Technologies, Inc. (a)	61,862	35,965,948
		154,733,687

Specialty Retail - 3.2%
Burlington Stores, Inc. (a)	127,011	30,270,532
Floor & Decor Holdings, Inc. - Class A (a)	205,040	16,499,569
		46,770,101

Trading Companies & Distributors - 4.2%
Fastenal Co.	475,378	36,865,564
Ferguson Enterprises, Inc.	154,437	24,745,441
		61,611,005
TOTAL COMMON STOCKS (Cost $1,175,079,203)		1,419,208,686

SHORT-TERM INVESTMENTS - 2.7%		Value
Money Market Funds - 2.7%	Shares
First American Government Obligations Fund - Class U, 4.29% (b)	38,658,363	38,658,363
TOTAL SHORT-TERM INVESTMENTS (Cost $38,658,363)		38,658,363

TOTAL INVESTMENTS - 100.1% (Cost $1,213,737,566)		1,457,867,049
Liabilities in Excess of Other Assets - (0.1)%		(1,556,922)
TOTAL NET ASSETS - 100.0%		$1,456,310,127
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Baird Mid Cap Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,419,208,686	$–	$–	$1,419,208,686
Money Market Funds	38,658,363	–	–	38,658,363
Total Investments	$1,457,867,049	$–	$–	$1,457,867,049

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.